Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Borrowings	$ 27,588	$ 26,785
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	52,300	45,300
Securities Sold under Agreements to Repurchase, Fair Value of Collateral	$ 49,800	$ 45,200